PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS.
Schedule of prepaid expenses and other current assets
	As of December 31,
	2015	2016
Prepaid insurance expense	65,753,529	115,498,191
Staff advances	9,984,229	18,060,202
Rental deposits	7,638,632	11,137,408
Prepaid gasoline and repair supplies	14,081,872	17,481,886
Receivables from disposal of vehicles	20,366,352	127,915,314
Value-added taxes deductible	166,328,043	311,501,214
Prepaid rental expenses	8,479,708	13,964,546
Net investment in direct financing leases, current portion	63,927,894	63,999,571
Others	21,284,711	48,229,013
Total	377,844,970	727,787,345